Financial Instruments - Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes (Detail) - Derivative financial instruments did not meet hedging criteria [member] - Market value gain on financial instruments [member]
$ in Millions
12 Months Ended
Dec. 31, 2015 MXN ($)
Cross-currency swaps [member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	$ (20)
Other Contracts [Member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	$ 56